Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net (loss) income	$ 68,212	$ (10,022)	$ 23,142	$ 63,676	$ (95,084)	$ 112,992
Taxable (loss) income					$ (95,084)	$ 174,024